Prepaid Expenses and Other Current Assets (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Creditable input VAT	¥ 69,665,847	¥ 50,212,274
Short-term deposits	3,468,215	4,161,725
Receivables from payment processors and aggregators	10,217,082	17,701,386
Prepaid rental expenses		15,272,677
Prepaid marketing expenses	11,582,119	14,666,752
Deferred offering costs		18,475,035
Others	13,341,468	22,348,446
Total	¥ 108,274,731	¥ 142,838,295